Prepayments and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments And Other Current Assets, Net
Prepayments and other current assets, net, consisted of the following:

	As of December 31,
	2024	2025
Deductible input value-added tax	2,221,048	3,461,066
Prepayments (i)	383,826	1,072,751
Deposits (ii)	101,590	115,601
Receivables from third party online payment service providers	50,384	33,308
Finance lease receivables, current portion, net (Note 18)	11,388	11,687
Others	367,076	602,260

Total	3,135,312	5,296,673

(i) Prepayments primarily consist of prepayments for raw materials, marketing and consulting services provided by suppliers.
(ii) Deposits primarily consist of deposits for short-term leases and the deposits to suppliers for guarantee of procurement.